Fair Value - Fair Values and Related Principal Amounts Due upon Maturity of Mortgage Loans Accounted for Under Fair Value Option (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Option, Loans Held as Assets, current through 89 days delinquent and 90 or more days delinquent
Fair value option loans held as assets, Total	$ 1,721,741	$ 2,555,788
Mortgage loans at fair value	1,721,741	2,555,788
Mortgage loans on real estate principal amount of delinquent loans
Unpaid principal balance of loans outstanding at period-end	2,208,183	3,292,043
Unpaid principal balance	2,208,183	3,292,043
Fair Value, Option, Loans Held as Assets, 90 Days or More Past Due, Aggregate Difference
Fair Value, Option, Loans Held as Assets, Aggregate Difference, Total	(486,442)	(736,255)
Mortgage loans acquired for sale at fair value [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair value option loans held as assets ninety days or less past due	1,672,181	1,283,275
Fair Value, Option, Loans Held as Assets, current through 89 days delinquent and 90 or more days delinquent
Not in foreclosure	145	304
In foreclosure	786	216
Fair value option loans held as assets, Total	931	520
Mortgage loans at fair value	1,673,112	1,283,795
Mortgage loans on real estate principal amount of delinquent loans less than ninety days	1,633,569	1,235,433
Mortgage loans on real estate principal amount of delinquent loans
Not in foreclosure	189	333
In foreclosure	717	253
Unpaid principal balance of loans outstanding at period-end	1,634,475	1,236,019
Fair value option loans held as assets ninety days or less past due aggregate difference	38,612	47,842
Fair Value, Option, Loans Held as Assets, 90 Days or More Past Due, Aggregate Difference
Not in foreclosure	(44)	(29)
In foreclosure	69	(37)
Fair Value, Option, Loans Held as Assets, Aggregate Difference, Total	38,637	47,776
Mortgage loans acquired for sale at fair value [Member] | Nonperforming mortgage loans [Member]
Mortgage loans on real estate principal amount of delinquent loans
Unpaid principal balance of loans outstanding at period-end	906	586
Fair Value, Option, Loans Held as Assets, 90 Days or More Past Due, Aggregate Difference
Fair Value, Option, Loans Held as Assets, Aggregate Difference, Total	25	(66)
Mortgage Loans at Fair Value Held in Consolidated VIE [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair value option loans held as assets ninety days or less past due	367,169	455,394
Fair Value, Option, Loans Held as Assets, current through 89 days delinquent and 90 or more days delinquent
Not in foreclosure	0	0
In foreclosure	0	0
Mortgage loans at fair value	367,169	455,394
Mortgage loans on real estate principal amount of delinquent loans less than ninety days	368,524	454,935
Mortgage loans on real estate principal amount of delinquent loans
Not in foreclosure	0	0
In foreclosure	0	0
Unpaid principal balance	368,524	454,935
Fair value option loans held as assets ninety days or less past due aggregate difference	(1,355)	459
Fair Value, Option, Loans Held as Assets, 90 Days or More Past Due, Aggregate Difference
Not in foreclosure	0	0
In foreclosure	0	0
Fair Value, Option, Loans Held as Assets, Aggregate Difference, Total	(1,355)	459
Mortgage Loans at Fair Value Held in Consolidated VIE [Member] | Nonperforming mortgage loans [Member]
Fair Value, Option, Loans Held as Assets, current through 89 days delinquent and 90 or more days delinquent
Mortgage loans at fair value	0	0
Mortgage loans on real estate principal amount of delinquent loans
Unpaid principal balance	0	0
Fair Value, Option, Loans Held as Assets, 90 Days or More Past Due, Aggregate Difference
Fair Value, Option, Loans Held as Assets, Aggregate Difference, Total	0	0
Mortgage Loans and Mortgage Loans under Forward Purchase Agreements at Fair Value [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair value option loans held as assets ninety days or less past due	611,584	877,438
Fair Value, Option, Loans Held as Assets, current through 89 days delinquent and 90 or more days delinquent
Not in foreclosure	305,431	459,060
In foreclosure	437,557	763,896
Mortgage loans at fair value	1,354,572	2,100,394
Mortgage loans on real estate principal amount of delinquent loans less than ninety days	818,665	1,134,560
Mortgage loans on real estate principal amount of delinquent loans
Not in foreclosure	425,460	640,343
In foreclosure	595,534	1,062,205
Unpaid principal balance	1,839,659	2,837,108
Fair value option loans held as assets ninety days or less past due aggregate difference	(207,081)	(257,122)
Fair Value, Option, Loans Held as Assets, 90 Days or More Past Due, Aggregate Difference
Not in foreclosure	(120,029)	(181,283)
In foreclosure	(157,977)	(298,309)
Fair Value, Option, Loans Held as Assets, Aggregate Difference, Total	(485,087)	(736,714)
Mortgage Loans and Mortgage Loans under Forward Purchase Agreements at Fair Value [Member] | Nonperforming mortgage loans [Member]
Fair Value, Option, Loans Held as Assets, current through 89 days delinquent and 90 or more days delinquent
Mortgage loans at fair value	742,988	1,222,956
Mortgage loans on real estate principal amount of delinquent loans
Unpaid principal balance	1,020,994	1,702,548
Fair Value, Option, Loans Held as Assets, 90 Days or More Past Due, Aggregate Difference
Fair Value, Option, Loans Held as Assets, Aggregate Difference, Total	$ (278,006)	$ (479,592)